Junior Subordinated Debentures (FY) (Tables)	12 Months Ended
Dec. 31, 2019
Junior Subordinated Debentures [Abstract]
Principal Repayments of Junior Subordinated Debentures	Scheduled principal repayments of junior subordinated debentures over the next five years are as follows:

Amount
(In thousands)
2020	$1,020
2021	1,020
2022	1,020
2023	1,020
2024	255
$4,335